CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)
ASSETS
Cash and cash equivalents	$ 42,194	¥ 291,018		¥ 182,551
Restricted cash	293	2,023		2,016
Amounts due from related parties, net (net of allowance for credit losses of RMB16,114 and RMB23,579 as of December 31, 2021 and 2022, respectively)	2,574	17,750		37,017
Accounts receivable and contract assets, net (net of allowance for credit losses of nil and RMB2,539 as of December 31, 2021 and 2022, respectively)	251,148	1,732,218		502,431
Financial assets receivable	42,386	292,342
Loans receivable, net (net of allowance for credit losses of RMB27,255 and RMB17,991 as of December 31, 2021 and 2022, respectively)	457	3,151		329
Prepaid expenses and other current assets	68,554	472,830		62,255
Deferred tax assets , net	10,262	70,778		48,456
Property and equipment , net	2,740	18,900		9,100
Right-of-use assets	4,002	27,604		35,507
Long-term investment	13,121	90,497		90,528
Other long-term assets	255	1,759		1,242
TOTAL ASSETS	437,986	3,020,870		971,432
Liabilities including amounts of the consolidated VIEs without recourse to the Company (Note 2(b)):
Deferred guarantee income	40,091	276,518
Payroll and welfare payables	11,825	81,558		56,056
Amounts due to related parties	82	566		4,485
Tax payables	91,751	632,825		409,063
Accrued expenses and other current liabilities	82,953	572,135		118,808
Other payable related to the disposal of Shanghai Caiyin	27,301	188,300		322,028
Lease liabilities	3,982	27,465		35,243
TOTAL LIABILITIES	257,985	1,779,367		945,683
Commitments and Contingencies (Note 18)
SHAREHOLDERS' EQUITY
Treasury stock (nil and 2,372,596 shares as of December 31, 2021 and December 31, 2022, respectively)	(1,343)	(9,262)
Additional paid-in capital	126,220	870,562		840,580
(Accumulated deficit) Retained earnings	55,805	384,896		(794,762)
Accumulated other comprehensive loss	(452)	(3,112)		(17,954)
Total Jiayin Group shareholder's equity	180,230	1,243,084		27,864
Noncontrolling interests	(229)	(1,581)		(2,115)
TOTAL SHAREHOLDERS' EQUITY	180,001	1,241,503		25,749
TOTAL LIABILITIES AND EQUITY	437,986	3,020,870		971,432
Class A Ordinary shares
SHAREHOLDERS' EQUITY
Class A ordinary shares (US$0.000000005 par value;108,100,000 shares issued as of December 31, 2021 and December 31, 2022; 108,100,000 and 105,727,404 shares outstanding as of December 31, 2021 and December 31, 2022, respectively)1	0	0		0
Class B Ordinary shares
SHAREHOLDERS' EQUITY
Class A ordinary shares (US$0.000000005 par value;108,100,000 shares issued as of December 31, 2021 and December 31, 2022; 108,100,000 and 105,727,404 shares outstanding as of December 31, 2021 and December 31, 2022, respectively)1	$ 0	¥ 0		¥ 0